SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convenience Translation, Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥) $ / ¥	Jun. 30, 2021 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Convenience Translation
Convenience translation at noon buying rate	6.4566	6.4566
Accounts receivable, net of allowance for doubtful accounts
Accounts receivable	¥ 10,417	$ 1,613	¥ 8,096
Allowance for doubtful accounts	(303)	(47)	(304)	$ (47)	¥ (177)
Balance at end of period	¥ 10,114	$ 1,566	¥ 7,792